UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital Limited
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11857
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

   /s/ Paul Leary             London, United Kingdom      February 14, 2012
------------------------   ----------------------------  -------------------
      [Signature]                  [City, State]               [Date]



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Report  Type  (Check  only  one.):

[   ]     13F   HOLDINGS  REPORT.   (Check  here   if  all  holdings   of   this
          reporting  manager  are  reported  in  this  report.)

[ X ]     13F  NOTICE.  (Check  here  if  no  holdings  reported  are  in   this
          report, and all holdings are reported by other reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:

Form 13F File Number:          Name:

028-11856                    Centaurus Capital LP